Others - Sensitivity of unobservable inputs on profit or loss (Details) - Recurring fair value - Financial liabilities at fair value through profit or loss $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Favourable change | Warrant liabilities | Volatility
Financial instruments
Reasonably possible change in profit or loss	$ 3
Favourable change | Contingent consideration | Probability of completion of the proposed going-private transaction
Financial instruments
Reasonably possible change in profit or loss	1
Unfavourable change | Warrant liabilities | Volatility
Financial instruments
Reasonably possible change in profit or loss	(3)
Unfavourable change | Contingent consideration | Probability of completion of the proposed going-private transaction
Financial instruments
Reasonably possible change in profit or loss	$ (1)